Offerings	Jan. 21, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Units
Amount Registered | shares	23,000,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 230,000,000.00
Amount of Registration Fee	$ 31,763.00
Offering Note	Each unit consisting of one Class A ordinary share and one-half of one redeemable public warrant to purchase one Class A ordinary share.

Estimated solely for the purpose of computing the registration fee pursuant to Rule 457(a) of the Securities Act.

Includes 2,250,000 units, consisting of 2,250,000 Class A ordinary shares and 1,125,000 redeemable warrants, which may be issued upon exercise of a 45-day option granted to the underwriter to cover over-allotments, if any.

The registrant previously registered 23,000,000 units (including 3,000,000 units subject to the underwriter’s over-allotment option). The registrant has subsequently reduced the number of units being offered to 17,250,000 units (including 2,250,000 units subject to the underwriter’s over-allotment option).
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A ordinary shares included as part of the units
Amount Registered | shares	23,000,000
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of computing the registration fee pursuant to Rule 457(a) of the Securities Act.

Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share capitalizations or similar transactions.

No fee pursuant to Rule 457(g).
Offering: 3
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Redeemable warrants to acquire one Class A ordinary share included as part of the units
Amount Registered | shares	11,500,000
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of computing the registration fee pursuant to Rule 457(a) of the Securities Act. No fee pursuant to Rule 457(g).
Offering: 4
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A ordinary shares underlying redeemable warrants included as part of the units
Amount Registered | shares	11,500,000
Proposed Maximum Offering Price per Unit	11.50
Maximum Aggregate Offering Price	$ 132,250,000.00
Amount of Registration Fee	$ 18,263.73
Offering Note	Estimated solely for the purpose of computing the registration fee pursuant to Rule 457(a) of the Securities Act.

Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share capitalizations or similar transactions. The registrant previously registered 11,500,000 Class A ordinary shares underlying redeemable warrants.

The registrant has subsequently reduced the number of Class A ordinary shares underlying redeemable warrants being offered to 8,625,000 shares.